Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Communication Services (7.1%)
*	Alphabet Inc. Class A	12,954,911	1,814,983
*	Meta Platforms Inc. Class A	2,214,778	864,073
*	Alphabet Inc. Class C	4,354,150	617,418
	Comcast Corp. Class A	5,663,413	263,575
	Walt Disney Co.	1,882,340	180,799
*	Warner Bros Discovery Inc.	10,268,148	102,887
	Vodafone Group plc ADR	9,071,932	78,019
	Omnicom Group Inc.	753,779	68,127
	Paramount Global Class B	3,620,200	52,819
*	Baidu Inc. ADR	78,683	8,286
			4,050,986
Consumer Discretionary (8.2%)
*	Amazon.com Inc.	8,970,484	1,392,219
	McDonald's Corp.	1,392,476	407,606
	Lennar Corp. Class A	2,582,000	386,913
	General Motors Co.	9,342,324	362,482
	Home Depot Inc.	843,964	297,885
	Sony Group Corp. ADR	2,875,000	281,031
*	Aptiv plc	3,278,691	266,656
	Magna International Inc.	3,850,532	218,903
*	Booking Holdings Inc.	59,700	209,396
	Cie Generale des Etablissements Michelin SCA ADR	12,597,700	208,870
	NIKE Inc. Class B	1,428,638	145,050
*	Ulta Beauty Inc.	241,135	121,062
	Bayerische Motoren Werke AG (XETR)	944,435	98,271
	Mercedes-Benz Group AG	1,059,910	71,557
	Alibaba Group Holding Ltd. ADR	832,401	60,074
	BorgWarner Inc. (XNYS)	1,715,700	58,162
*	Adient plc	1,311,943	45,538
			4,631,675
Consumer Staples (5.9%)
	Procter & Gamble Co.	5,319,240	835,865
	Coca-Cola Co.	9,447,900	562,056
	Sysco Corp.	5,665,974	458,547
	PepsiCo Inc.	1,395,268	235,145
	Constellation Brands Inc. Class A	822,000	201,456
	Kroger Co.	4,340,823	200,286
	Unilever plc ADR	3,990,798	194,312
	Mondelez International Inc. Class A	2,526,973	190,205
	Estee Lauder Cos. Inc. Class A	1,186,208	156,568
	Unilever plc (XLON)	3,212,400	156,316
	Nestle SA (Registered)	1,126,287	128,341

		Shares	Market Value ($000)
	J M Smucker Co.	416,476	54,787
			3,373,884
Energy (6.2%)
	Chevron Corp.	3,391,937	500,073
	ConocoPhillips	4,225,426	472,698
	APA Corp.	11,824,567	370,464
	Marathon Oil Corp.	10,781,887	246,366
	Phillips 66	1,703,000	245,760
	Halliburton Co.	6,775,435	241,544
	Suncor Energy Inc.	7,124,332	235,958
	Coterra Energy Inc.	9,097,000	226,333
	Shell plc ADR	3,417,012	214,964
	NOV Inc.	10,853,688	211,756
	Pioneer Natural Resources Co.	656,120	150,796
	Ovintiv Inc. (XNYS)	2,921,110	123,914
	Schlumberger NV	2,479,166	120,735
	Cenovus Energy Inc.	4,153,200	67,199
	Baker Hughes Co.	2,026,200	57,747
	Murphy Oil Corp.	1,195,152	46,252
			3,532,559
Financials (18.3%)
	Wells Fargo & Co.	19,240,467	965,487
	Bank of America Corp.	23,176,931	788,247
	Visa Inc. Class A	2,696,151	736,750
	Intercontinental Exchange Inc.	5,052,565	643,343
	Citigroup Inc.	11,234,703	631,053
	American Express Co.	2,901,047	582,356
	US Bancorp	13,866,100	575,998
	Marsh & McLennan Cos. Inc.	2,217,413	429,823
	Capital One Financial Corp.	2,744,300	371,359
	Ameriprise Financial Inc.	859,000	332,287
	JPMorgan Chase & Co.	1,795,175	313,007
	American International Group Inc.	4,377,656	304,291
	Hartford Financial Services Group Inc.	3,209,400	279,089
	Citizens Financial Group Inc.	8,365,851	273,563
	Fidelity National Information Services Inc.	4,342,400	270,358
	Blackstone Inc.	2,154,000	268,065
	Bank of New York Mellon Corp.	4,830,834	267,918
	Commerce Bancshares Inc.	4,717,751	245,889
	Goldman Sachs Group Inc.	614,349	235,916
	Charles Schwab Corp.	3,690,615	232,214
	BNP Paribas SA	3,342,100	224,536
	Chubb Ltd.	859,618	210,606
	PNC Financial Services Group Inc.	1,352,000	204,436
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	180,717
	Cullen/Frost Bankers Inc.	1,577,000	167,351
	Corebridge Financial Inc.	5,712,000	138,059
[1]	HSBC Holdings plc ADR	2,888,300	113,597
	Truist Financial Corp.	1,992,588	73,845
	Discover Financial Services	652,800	68,884
	ING Groep NV	4,497,433	63,902
	First Citizens BancShares Inc. Class A	40,258	60,790
	NatWest Group plc	18,280,043	51,589
	Sumitomo Mitsui Financial Group Inc.	946,600	49,236
	State Street Corp.	665,188	49,138
			10,403,699

		Shares	Market Value ($000)
Health Care (15.5%)
	Medtronic plc	11,204,721	980,861
	UnitedHealth Group Inc.	1,801,514	921,907
	Elevance Health Inc.	1,693,838	835,807
	HCA Healthcare Inc.	2,461,600	750,542
	Danaher Corp.	2,590,561	621,502
	Cigna Group	1,662,473	500,321
	Johnson & Johnson	3,096,700	492,066
	Thermo Fisher Scientific Inc.	787,412	424,399
	CVS Health Corp.	4,873,113	362,413
*	Boston Scientific Corp.	5,019,366	317,525
	Amgen Inc.	990,000	311,117
	Merck & Co. Inc.	2,389,000	288,543
	GE Healthcare Inc.	3,352,415	245,933
	Zoetis Inc.	1,226,959	230,435
[1]	Alcon Inc.	2,918,000	219,171
	Humana Inc.	546,567	206,635
	Roche Holding AG	705,449	200,853
*	IQVIA Holdings Inc.	963,061	200,538
*	Centene Corp.	2,139,988	161,163
	Abbott Laboratories	1,117,297	126,422
	AstraZeneca plc ADR	1,696,150	113,032
	AbbVie Inc.	516,367	84,891
	Zimmer Biomet Holdings Inc.	612,008	76,868
	Sanofi SA ADR	1,320,391	65,888
	GSK plc ADR	1,567,915	61,839
	EssilorLuxottica SA	152,567	29,899
			8,830,570
Industrials (9.1%)
	Honeywell International Inc.	3,328,686	673,260
	General Dynamics Corp.	2,036,471	539,644
	Parker-Hannifin Corp.	854,000	396,683
	RTX Corp.	3,955,600	360,434
	Waste Management Inc.	1,704,686	316,441
	Norfolk Southern Corp.	1,328,779	312,582
	Northrop Grumman Corp.	692,542	309,400
*	Boeing Co.	1,207,377	254,805
	General Electric Co.	1,920,545	254,319
	Xylem Inc.	2,194,000	246,693
	FedEx Corp.	873,840	210,849
	HEICO Corp.	1,125,570	202,141
	Oshkosh Corp.	1,601,000	176,270
	Cummins Inc.	696,672	166,714
	Caterpillar Inc.	522,278	156,845
	CNH Industrial NV	11,343,899	136,127
	Nordson Corp.	424,435	106,839
	Daimler Truck Holding AG	2,794,014	99,850
	PACCAR Inc.	957,580	96,131
	Timken Co.	737,700	60,425
*	Fluor Corp.	1,403,385	52,922
	Siemens AG (Registered)	189,874	33,992
	Veralto Corp.	375,666	28,810
			5,192,176
Information Technology (20.2%)
	Microsoft Corp.	8,601,782	3,419,896
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,968,485	674,200
	Apple Inc.	3,463,848	638,734

		Shares	Market Value ($000)
*	Adobe Inc.	1,004,341	620,462
	Micron Technology Inc.	6,125,913	525,297
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	454,332
	Amphenol Corp. Class A	3,942,852	398,622
*	F5 Inc.	2,096,600	385,145
[1]	Telefonaktiebolaget LM Ericsson ADR	69,414,080	382,472
	Accenture plc Class A	1,015,210	369,415
	Applied Materials Inc.	2,214,729	363,880
	Analog Devices Inc.	1,696,790	326,395
	Microchip Technology Inc.	3,676,000	313,122
*	ANSYS Inc.	942,000	308,816
*	Autodesk Inc.	1,140,000	289,343
	QUALCOMM Inc.	1,879,000	279,050
*	Salesforce Inc.	967,774	272,032
	Seagate Technology Holdings plc	3,156,198	270,423
	Broadcom Inc.	192,833	227,543
*	Teledyne Technologies Inc.	540,000	225,974
	Oracle Corp.	1,174,925	131,239
	TE Connectivity Ltd.	902,266	128,293
	International Business Machines Corp.	602,331	110,624
	Corning Inc.	3,320,051	107,868
	CDW Corp.	332,762	75,444
	Cognizant Technology Solutions Corp. Class A	866,500	66,824
	Marvell Technology Inc.	975,510	66,042
*	Workday Inc. Class A	214,000	62,289
			11,493,776
Materials (2.8%)
	Martin Marietta Materials Inc.	720,000	366,062
	Corteva Inc.	6,320,000	287,433
	RPM International Inc.	2,351,000	250,758
	Ecolab Inc.	1,235,000	244,802
	Avery Dennison Corp.	1,090,794	217,559
	Olin Corp.	3,080,200	160,386
	International Paper Co.	1,016,629	36,426
			1,563,426
Other (0.2%)
	SPDR S&P 500 ETF Trust	185,472	89,561
Real Estate (1.4%)
	Prologis Inc.	3,552,715	450,093
	Equity LifeStyle Properties Inc.	2,830,000	191,563
	Crown Castle Inc.	1,518,000	164,324
			805,980
Utilities (1.2%)
	Atmos Energy Corp.	2,210,000	251,807
	PPL Corp.	8,773,815	229,874
	Xcel Energy Inc.	3,638,000	217,807
			699,488
Total Common Stocks (Cost $35,079,918)			54,667,780

		Shares	Market Value ($000)
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.410% (Cost $2,086,031)	20,865,764	2,086,367
Total Investments (99.8%) (Cost $37,165,949)			56,754,147
Other Assets and Liabilities—Net (0.2%)			108,429
Net Assets (100%)			56,862,576
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,266,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $44,584,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	2,571	626,103	17,084
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	53,005,106	1,662,674	—	54,667,780
Temporary Cash Investments	2,086,367	—	—	2,086,367
Total	55,091,473	1,662,674	—	56,754,147
Derivative Financial Instruments
Assets
Futures Contracts[1]	17,084	—	—	17,084
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.